Earnings per Share	6 Months Ended
Jun. 30, 2022
Earnings per Share [Abstract]
Earnings per Share
13.	Earnings per Share:

The calculation of net income per common share is summarized below:

	June 30,
	2022	2021

Net income – basic and diluted	9,606	640

Weighted average common shares outstanding – basic	172,437,211	137,590,311
Effect of dilutive securities:
Dilutive effect of warrants	3,078,135	4,857,844
Dilutive effect of non-vested shares	2,559,531	844,725
	5,637,666	5,702,569
Weighted average common shares outstanding – diluted	178,074,877	143,292,880
Net income per common share – basic	$0.06	$0.01
Net income per common share – diluted	$0.05	$0.01

As of June 30, 2022, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares of unexercised warrants that are out-of-the money as of the reporting date (Note 10), calculated with the treasury stock method, as well as shares assumed to be converted with respect to the convertible notes (Note 7) calculated with the if-converted method.